Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Granting of Equity Awards in Fiscal 2026
The following equity awards were granted to the Named Executive Officers in fiscal 2026. In the case of these performance-based awards, the award (or a portion thereof) is treated as granted for accounting purposes on the date on which the Compensation Committee determines whether the applicable performance requirements have been met, and the discussion below relates to the vesting tranches of these awards allocated to fiscal 2026 (including the number of shares awarded by the Compensation Committee based on performance during fiscal 2026) or that were allocated to a performance period that ended during fiscal 2026. For more information on these awards, please see the executive compensation tables and narratives that follow this
Compensation Discussion and Analysis.

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In July 2025, the Compensation Committee approved grants of equity awards to each of the Named Executive Officers pursuant to their employment agreements. For each Named Executive Officer, grants were awarded at 85% of the target value set forth in the executive’s employment agreement (reflecting actual adjusted OIBDA for fiscal 2025 reaching approximately 85% of plan, as discussed in the Company’s 2025 proxy statement). Additionally, 50% of the annual grant consisted of time-vesting restricted stock units, and 50% of the annual grant consisted of performance-based stock units, with vesting of these awards to be determined following each fiscal year covered by the award as described above and the number of units subject to each award determined by dividing the dollar amount for that award by the closing price of our common shares on the grant date. Each of these grants is scheduled to vest over a three-year period. The number of shares subject to the time-based grants are shown in the
Grants of Plan-Based Awards
table below. As noted above, the performance-based awards are not treated as granted for accounting purposes until the Compensation Committee determines whether the applicable performance requirements have been met, and accordingly, the annual grants made in fiscal 2026 that are subject to performance-based vesting are not reflected in the table.

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In June 2025, the Compensation Committee determined the vesting of (i) a tranche covering 95,388 shares of an award of performance-based restricted share units granted to Mr. Feltheimer in July 2022, (ii) a tranche covering 196,903 shares of an award of performance-based restricted share units granted to Mr. Feltheimer in July 2023 and (iii) a tranche covering 175,799 shares of an award of performance-based restricted share units granted to Mr. Feltheimer in August 2024, in each case that were eligible to vest during fiscal 2026 based on the Compensation Committee’s assessment of the Company’s and Mr. Feltheimer’s performance during the 12-month period covered by that tranche. For these purposes, the Compensation Committee reviewed the Company’s corporate performance reflected in the Company’s Annual Report on Form 10-K for the year ended March 31, 2025, and the contributions of Mr. Feltheimer cited in the Company’s 2025 proxy statement. Accordingly, based on its review, the Compensation Committee approved the vesting of 75% of the performance-based restricted share units that were subject to these vesting tranches.

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In June 2025, the Compensation Committee determined the vesting of (i) a tranche covering 68,916 shares of an award of performance-based restricted share units granted to Mr. Burns in July 2023 and (ii) a tranche covering 105,480 shares of an award of performance-based restricted share units granted to Mr. Burns in August 2024, in each case that were eligible to vest during fiscal 2026 based on the Compensation Committee’s assessment of the Company’s and Mr. Burns’ performance during the 12-month period covered by that tranche. For these purposes, the Compensation Committee reviewed the Company’s corporate performance reflected in the Company’s Annual Report on Form 10-K for the year ended March 31, 2025, and the contributions of Mr. Burns cited in the Company’s 2025 proxy statement. Accordingly, based on its review, the Compensation Committee approved the vesting of 100% of the performance-based restricted share units that were subject to these vesting tranches.

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In June 2025, the Compensation Committee determined the vesting of (i) a tranche covering 59,618 shares of an award of performance-based restricted share units granted to Mr. Barge in July 2022, (ii) a tranche covering 63,994 shares of an award of performance-based restricted share units granted to Mr. Barge in July 2023, and (iii) a tranche covering 65,924 shares of an award of performance-based restricted share units granted to Mr. Barge in August 2024, in each case that were eligible to vest during fiscal 2026 based on the Compensation Committee’s assessment of the Company’s and Mr. Barge’s performance during the 12-month period covered by that tranche. For these purposes, the Compensation Committee reviewed the Company’s corporate performance reflected in the Company’s Annual Report on Form 10-K for the year ended March 31, 2025 and the contributions of Mr. Barge cited in the Company’s 2025 proxy statement. Accordingly, based on its review, the Compensation Committee approved the vesting of 75% of the performance-based restricted share units that were subject to these vesting tranches.

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In June 2025, the Compensation Committee determined the vesting of (i) a tranche covering 55,643 shares of an award of performance-based restricted share units granted to Mr. Goldsmith in July 2022, (ii) a tranche covering 68,916 shares of an award of performance-based restricted share units granted to Mr. Goldsmith in July 2023, and (iii) a tranche covering 61,530 shares of an award of performance-based restricted share units granted to Mr. Goldsmith in August 2024, in each case that were eligible to vest during fiscal 2026 based on the Compensation Committee’s assessment of the Company’s and Mr. Goldsmith’s performance during the 12-month period covered by that tranche. For these purposes, the Compensation Committee reviewed the Company’s corporate performance reflected in the Company’s Annual Report on Form 10-K for the year ended March 31, 2025, and the contributions of Mr. Goldsmith cited in the Company’s 2025 proxy statement. Accordingly, based on its review, the Compensation Committee approved the vesting of 75% of the performance-based restricted share units that were subject to these vesting tranches.

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In June 2025, the Compensation Committee determined the vesting of (i) a tranche covering 19,690 shares of an award of performance-based restricted share units granted to Mr. Tobey in July 2023, and (ii) a tranche covering 22,854 shares of an award of performance-based restricted share units granted to Mr. Tobey in August 2024, in each case that were eligible to vest during fiscal 2026 based on the Compensation Committee’s assessment of the Company’s and Mr. Tobey’s performance during the 12-month period covered by that tranche. For these purposes, the Compensation Committee reviewed the Company’s corporate performance reflected in the Company’s Annual Report on Form 10-K for the year ended March 31, 2025, and the contributions of Mr. Tobey cited in the Company’s 2025 proxy statement. Accordingly, based on its review, the Compensation Committee approved the vesting of 75% of the performance-based restricted share units that were subject to these vesting tranches.

As described below in the notes to the
Summary Compensation Table
and in the
Grants of Plan-Based Awards
, the Named Executive Officers (other than Mr. Barge) were also awarded a portion of their bonus for fiscal 2025 in the form of restricted stock units granted in July 2025 with a one-year vesting schedule. Under SEC rules, these grants are reported in the tables below as compensation for each executive for the year in which the award was granted (fiscal 2026) and not the year for which it was awarded (fiscal 2025).
Equity Awards for Fiscal 2026 Performance Granted in Fiscal 2027
In July 2026, the Compensation Committee approved grants of equity awards to each of the Named Executive Officers pursuant to their employment agreements. The target equity award values in the executives’ employment agreements were as follows: Mr. Feltheimer—$10,000,000 (subject to adjustment as described below); Mr. Burns—$500,000; Mr. Barge—$
3,750,000
; Mr. Goldsmith—$3,500,000; and Mr. Tobey—$1,200,000. Each award consisted of time-vesting restricted stock units, with the number of units determined by dividing the applicable award value by the closing price of our common shares on the grant date.
Pursuant to Mr. Feltheimer’s employment agreement, commencing with his annual equity award for fiscal 2026, the $10,000,000 target value provided in the agreement is subject to adjustment by the Compensation Committee each year based on the Company’s financial performance for the prior fiscal year against performance targets to be agreed upon by the Compensation Committee and Mr. Feltheimer. For fiscal 2026, the Compensation Committee determined that Adjusted OIBDA relative to plan would serve as the primary performance measure for determining the award values, consistent with its use in the Company’s annual incentive framework and its role as a key indicator of financial performance. Actual Adjusted OIBDA for fiscal 2026 was 96.8% of plan, which the Committee rounded to 95% for purposes of determining the award value.
Accordingly, in July 2026, the Compensation Committee approved an equity award for Mr. Feltheimer with a grant date value of $9,500,000, representing 95% of target. In making this determination, the Committee considered the Company’s overall financial performance during the fiscal year, including the impact of continued investment in content and strategic initiatives, as well as the consistency of this approach with the methodology used to assess annual incentive bonuses. The Committee determined that applying a single, objective performance measure provided a clear and transparent framework for establishing the awards, while appropriately calibrating the grant value to reflect Company performance and reinforcing alignment between long-term incentives and shareholder outcomes.

Award Timing Method	The following equity awards were granted to the Named Executive Officers in fiscal 2026. In the case of these performance-based awards, the award (or a portion thereof) is treated as granted for accounting purposes on the date on which the Compensation Committee determines whether the applicable performance requirements have been met, and the discussion below relates to the vesting tranches of these awards allocated to fiscal 2026 (including the number of shares awarded by the Compensation Committee based on performance during fiscal 2026) or that were allocated to a performance period that ended during fiscal 2026. For more information on these awards, please see the executive compensation tables and narratives that follow this
Compensation Discussion and Analysis.

Award Timing Predetermined	true